Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment

		2017		2016
	Land and buildings £m	Fixtures and equipment £m	Total £m	Land and buildings £m	Fixtures and equipment £m	Total £m
Cost
At start of year	231	687	918	205	595	800
Acquisitions	–	–	–	–	1	1
Capital expenditure	5	48	53	6	48	54
Disposals/reclassified as held for sale	(3)	(40)	(43)	(13)	(52)	(65)
Exchange translation differences	(17)	(41)	(58)	33	95	128
At end of year	216	654	870	231	687	918

Accumulated depreciation
At start of year	139	537	676	117	454	571
Charge for the year	9	60	69	9	59	68
Disposals/reclassified as held for sale	(1)	(39)	(40)	(7)	(50)	(57)
Exchange translation differences	(10)	(34)	(44)	20	74	94
At end of year	137	524	661	139	537	676

Net book amount	79	130	209	92	150	242